Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographic region
Goodwill	€ 12,958,728	€ 14,017,255
Intangible assets other than goodwill	1,381,009	1,426,330
Goodwill
Disclosure of geographic region
Goodwill	12,958,728	14,017,255	€ 12,209,606
Intangible assets
Disclosure of geographic region
Intangible assets other than goodwill	1,381,009	1,426,330
Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	2,342	3,225	3,134
Trade names
Disclosure of geographic region
Intangible assets other than goodwill	207,535	227,229	€ 182,901
North America | Goodwill
Disclosure of geographic region
Goodwill	10,908,633	11,762,791
North America | Trade names
Disclosure of geographic region
Intangible assets other than goodwill	207,535	226,692
EMEA | Goodwill
Disclosure of geographic region
Goodwill	1,328,543	1,342,730
Asia Pacific | Goodwill
Disclosure of geographic region
Goodwill	720,225	716,665
Asia Pacific | Management contracts
Disclosure of geographic region
Intangible assets other than goodwill	2,342	3,225
Latin America | Goodwill
Disclosure of geographic region
Goodwill	€ 1,327	195,069
Latin America | Trade names
Disclosure of geographic region
Intangible assets other than goodwill		€ 537